Share based compensation - Activity SOP 2019 (Details) - SOP 2019	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares
Number of awards
Unvested awards outstanding at beginning of period (shares) | €	1,000,714
Granted during the period (shares) | €	681,496
Forfeited during the period (shares) | €	(233,333)
Unvested awards outstanding at end of period (shares) | €	1,448,877	1,000,714
Weighted average remaining life (years)
Weighted average remaining life for unvested awards outstanding	2 years 4 months 24 days	2 years 4 months 24 days
Weighted average remaining life , granted during the period	2 years 4 months 24 days
Weighted average exercise price
Weighted average exercise price, unvested awards outstanding (per share)		€ 1.0
Weighted average exercise price, granted during the period (per share)	€ 1.0
Weighted average exercise price, vested awards outstanding (per share)	1.0
Weighted average fair value
Unvested awards, fair value at beginning of period (per share)	9.9
Fair value, unvested, granted during the period (per share)	1.1
Unvested awards, fair value at end of period (per share)	€ 5.7	€ 9.9